UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ];          Amendment Number:__1____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        IQ Investment Advisors LLC
Address:     4 World Financial Center, North Tower
             New York, NY 10038

13F File Number: 028-13193

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Robert Zakem
Title: Chief Compliance Officer
Phone: 212-236-8129

Signature, Place and Date of Signing:

--------------------------------------------------------
/s/ Robert Zakem     New York, NY      February 5, 2010

Note: Prior 13F Notice filings from 8/14/08 - 11/13/09 were filed under
CIK 0001443083 and 13F File Number 028-13193. This amendment is made as notification that all filings going forward will be made under CIK 0001312673 and 13F File Number 028-11165 and reporting as IQ Investment Advisors LLC.


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.
[X]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
028-05030          Fiduciary Asset Management, LLC
028-12742          Nuveen HydePark Group LLC
028-02701          Oppenheimer Capital LLC
028-12016          BlackRock Investment Management, LLC